UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 12/31/2011

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Bradley J. Lucido
 Title:   Chief Compliance Officer
 Phone:   (413) 744-7247

 Signature, Place, and Date of Signing:

 /s/ Bradley J. Lucido, Springfield, MA  January 31, 2012

 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060	Babson Capital Management LLC
28-04544	Baring Asset Management LLC
28-12028	Cornerstone Real Estate Advisers LLC
28-00203	OppenheimerFunds, Inc.
28-10498	First Mercantile Trust Company
28-10231	OFI Private Investments Inc.
28-10234	OFI Institutional Asset Management, Inc.



Babson Capital Management LLC (Babson Capital), Baring Asset
Management LLC (Baring), Cornerstone Real Estate Advisers
LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer),OFI Private Investments Inc. (OFI), OFI Institutional Asset Management, Inc. (OFII), and First Mercantile Trust Company (First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson Capital, Baring,
Cornerstone, Oppenheimer, OFI, OFII and First Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, and First Mercantile and for the limited and exclusive purpose of MassMutual's compliance with Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 56


Form 13F Information Table Value Total: 20,934

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----


 3M CO				COM	    88579Y101	   336      4110    SH       SOLE               4110
 3M CO				COM	    88579Y101       12       135    SH       SHARED-DEFINED                135
 ABBOTT LABORATORIES 		COM	    002824100	   244	    4340    SH       SOLE		4340
 ABBOTT LABORATORIES 		COM	    002824100	    29	     524    SH       SHARED-DEFINED		   524
 AMERICAN EXPRESS CO		COM	    025816109	   264      5590    SH       SOLE               5590
 BERKSHIRE HATHAWAY INC DEL	CL B NEW    084670702	   244	    3195    SH       SOLE               3195
 CISCO SYS INC			COM         17275R102	   197	   10885    SH       SOLE	       10885
 CISCO SYS INC			COM         17275R102	     2       100    SH       SHARED-DEFINED		   100
 CONSOLIDATED EDISON INC	COM	    209115104      335      5747    SH       SHARED-DEFINED		  5747
 DISCOVER FINL SVCS		COM	    254709108	   202	    8435    SH       SOLE		8435
 EBAY INC			COM	    278642103      142      4680    SH       SOLE               4680
 EBAY INC			COM	    278642103       62      1917    SH       SHARED-DEFINED               1917
 EXELON CORP			COM	    30161N101	   223      5150    SH       SOLE               5150
 EXXON MOBIL CORP       	COM         30231G102      599 	    7063    SH       SOLE		7063
 EXXON MOBIL CORP    		COM	    30231G102	   561	    6446    SH	     SHARED-DEFINED		  6446
 GENERAL DYNAMICS CORP          COM	    369550108      244      3675    SH       SOLE               3675
 GENERAL ELECTRIC CO    	COM         369604103	   172      9600    SH       SOLE               9600
 GENERAL ELECTRIC CO 		COM	    369604103	    57	    3010    SH	     SHARED-DEFINED		  3010
 GOOGLE INC			CL A	    38259P508      269       416    SH       SOLE                416
 GOOGLE INC			CL A	    38259P508        5         9    SH       SHARED-DEFINED                  9
 ISHARES INC	      MSCI PAC J IDX	    464286665      268      6385    SH       SHARED-DEFINED		  6385
 ISHARES TR	      MSCI EMERG MKT	    464287234      228      5459    SH       SHARED-DEFINED               5459
 ISHARES TR          MSCI EAFE INDEX        464287465	  2346	   45258    SH	     SHARED-DEFINED		 45258
 ISHARES TR	      RUSSELL MCP GR        464287481      581      9915    SH       SHARED-DEFINED               9915
 ISHARES TR	    RUSSELL 1000 VAL        464287598      609      9193    SH       SHARED-DEFINED               9193
 ISHARES TR         RUSSELL 1000 GRW	    464287614	   511      8400    SH       SHARED-DEFINED               8400
 ISHARES TR	      S&P MIDCP VALU        464287705      376      4663    SH       SHARED-DEFINED               4663
 ISHARES TR           S&P SMLCAP 600        464287804     1825     25229    SH       SHARED-DEFINED              25229
 JPMORGAN CHASE & CO    	COM         46625H100      274      8243    SH       SOLE               8243
 JPMORGAN CHASE & CO 		COM	    46625H100	    21	     545    SH	     SHARED-DEFINED		   545
 JOHNSON & JOHNSON		COM	    478160104	   290	    4418    SH       SOLE		4418
 JOHNSON & JOHNSON		COM	    478160104       91      1399    SH       SHARED-DEFINED               1399
 LOWES COS INC	       		COM         548661107      308     12130    SH       SOLE              12130
 LOWES COS INC     		COM	    548661107	     9	     350    SH	     SHARED-DEFINED		   350
 MANNKIND CORP			COM	    56400P201       41	   14553    SH       SHARED-DEFINED              14553
 MICROSOFT CORP      		COM	    594918104	   306	   11770    SH       SOLE              11770
 MICROSOFT CORP      		COM	    594918104	   127	    4324    SH	     SHARED-DEFINED		  4324
 NOVARTIS A G	      SPONSORED ADR         66987V109	   246      4305    SH       SOLE               4305
 NOVARTIS A G	      SPONSORED ADR         66987V109       39      694     SH       SHARED-DEFINED                694
 PAYCHEX INC			COM	    704326107	   249	    8260    SH       SOLE               8260
 PEPSICO INC         		COM	    713448108      291      4389    SH       SOLE               4389
 PEPSICO INC         		COM	    713448108	    24	     360    SH	     SHARED-DEFINED		   360
 PFIZER INC          		COM	    717081103      233     10754    SH       SOLE              10754
 PFIZER INC          		COM	    717081103	    37	    1729    SH	     SHARED-DEFINED		  1729
 POWERSHS DB US DOLLAR INDEX DOLL INDX BULL 73936D107      736     32879    SH       SHARED-DEFINED              32879
 POWERSHARES QQQ TRUST    UNIT SER 1        73935A104      284      4730    SH       SHARED-DEFINED               4730
 PROCTER & GAMBLE CO		COM	    742718109	   347      5199    SH       SOLE               5199
 PROCTER & GAMBLE CO		COM	    742718109       30       464    SH       SHARED-DEFINED                464
 SPDR S&P 500 ETF TR         TR UNIT        78462F103      161     40946    SH       SHARED-DEFINED              40946
 SPDR SERIES TRUST    BRCLYS YLD ETF        78464A417      536     13679    SH       SHARED-DEFINED              13679
 SPDR SERIES TRUST   BRCLYS INTL ETF        78464A516      285      4809    SH       SHARED-DEFINED               4809
 TRANSCANADA CORP 		COM         89353D107	   288      6600    SH       SOLE               6600
 VANGUARD BD INDEX FD INC SHORT TRM BOND    921937827      480      5932    SH       SHARED-DEFINED               5932
 VANGUARD BD INDEX FD INC TOTAL BND MRKT    921937835     2875     34496    SH       SHARED-DEFINED              34496
 VANGUARD INDEX FDS   SML CP GRW ETF        922908595      626      7737    SH       SHARED-DEFINED               7737
 VANGUARD INDEX FDS       GROWTH ETF        922908736      757     11645    SH       SHARED-DEFINED              11645
